UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05749

THE CHINA FUND, INC.

(Exact name of registrant as specified in charter)

C/O STATE STREET BANK & TRUST COMPANY

2 AVENUE DE LAFAYETTE

P.O. BOX 5049

BOSTON, MA 02206-5049

(Address of principal executive offices)(Zip code)

Copy to:
Tracie A. Coop Secretary The China Fund, Inc. 4 Copley Place, 5th Floor CPH-0326 Boston, MA 02116 (Name and Address of Agent for Service)	Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019-6131

Registrant’s telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Item 1. Report to Stockholders.

THE CHINA FUND, INC.

SEMI ANNUAL REPORT

April 30, 2013 (Unaudited)

THE CHINA FUND, INC.

KEY HIGHLIGHTS (Unaudited)

FUND DATA
NYSE Stock Symbol	CHN
Listing Date	July 10, 1992
Shares Outstanding	15,682,029
Total Net Assets (April 30, 2013)	US$370.7 million
Net Asset Value Per Share (April 30, 2013)	$23.64
Market Price Per Share (April 30, 2013)	$21.07

TOTAL RETURN(1)
Performance as of April 30, 2013:	Net Asset Value	Market Price
6-Months	11.35%	11.28%
3-Year Cumulative	3.09%	5.02%
3-Year Annualized	1.02%	1.65%
5-Year Cumulative	14.72%	17.71%
5-Year Annualized	2.78%	3.31%
10-Year Cumulative	448.56%	410.99%
10-Year Annualized	18.56%	17.72%

DIVIDEND HISTORY
Record Date	Income	Capital Gains
12/24/12	$0.3473	$2.9044
12/23/11	$0.1742	$2.8222
12/24/10	$0.3746	$1.8996
12/24/09	$0.2557	—
12/24/08	$0.4813	$5.3361
12/21/07	$0.2800	$11.8400
12/21/06	$0.2996	$3.7121
12/21/05	$0.2172	$2.2947
12/22/04	$0.1963	$3.3738
12/31/03	$0.0700	$1.7100
12/31/02	$0.0640	$0.1504
12/31/01	$0.1321	—
12/31/00	—	—
12/31/99	$0.1110	—
12/31/98	$0.0780	—
12/31/97	—	$0.5003
12/31/96	$0.0834	—
12/31/95	$0.0910	—
12/31/94	$0.0093	$0.6006
12/31/93	$0.0853	$0.8250
12/31/92	$0.0434	$0.0116

(1) Total investment returns reflect changes in net asset value or market price, as the case may be, during each period and assumes that dividends and capital gains distributions, if any, were reinvested in accordance with the dividend reinvestment plan. The net asset value returns are not an indication of the performance of a shareholder’s investment in the Fund, which is based on market price. Total investment returns do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or the sale of Fund shares. Total investment returns are historical and do not guarantee future results. Market price returns do not reflect broker commissions in connection with the purchase or sale of Fund shares.

THE CHINA FUND, INC.

ASSET ALLOCATION AS OF April 30, 2013 (Unaudited)

Ten Largest Listed Equity Investments *
1. HAND Enterprise Solutions Co., Ltd.	6.2%
2. Taiwan Semiconductor Manufacturing Co., Ltd.	6.1%
3. Industrial & Commercial Bank of China	5.7%
4. China Everbright International, Ltd.	5.6%
5. Sun Hung Kai Properties, Ltd.	5.0%
6. Enn Energy Holdings, Ltd.	3.4%
7. China Mobile, Ltd.	3.3%
8. China Medical System Holdings, Ltd.	3.1%
9. China Resources Land, Ltd.	2.6%
10. Digital China Holdings, Ltd.	2.6%

Direct Investments *
1. Golden Meditech Holdings, Ltd.	3.0%
2. Zong Su Foods	0.0%**

*	Percentages based on net assets at April 30, 2013
**	Amount less than 0.05%.

INDUSTRY ALLOCATION (Unaudited)

Fund holdings are subject to change and percentages shown above are based on net assets as of April 30, 2013. A complete list of holdings as of April 30, 2013 is contained in the Schedule of Investments included in this report. The most current available data regarding portfolio holdings can be found on our website, www.chinafundinc.com. You may also obtain holdings by calling 1-888-246-2255.

Industry Allocation (as a percentage of net assets)

THE CHINA FUND, INC.

CHAIRMAN’S STATEMENT (Unaudited)

Dear Stockholders,

I am pleased to inform you that the Fund posted strong positive returns in the six months to April 30 with a gain in the net asset value per share of over 11%. At current levels China still looks attractive from a valuation perspective relative to other markets in Asia.

Despite some patchy macroeconomic data, the market consensus is that China will achieve 7-8% economic growth this year. This should bode well for the equity markets. Another positive for the markets could be newly announced economic reforms if they are effectively implemented. It remains to be seen if reform will move beyond the cosmetic crackdown on government officials for excessive entertainment and corruption.

At the same time you would undoubtedly be aware of some of the negative news coming out of China over the first half of our financial year. These include the territorial dispute with Japan over the Diaoyu/Senkaku islands in the South China Sea, increasing trade tensions with the EU and the United States, high levels of pollution in major cities and pig carcasses in the Huangpu River, and the outbreak of avian flu. While each of these is quite serious, they do not appear to have had an overly adverse impact on equity markets. Investors have chosen to put more weight on China’s growth prospects and prospective policy changes.

My statement in the last annual report referenced the discount management program that was put in place in June 2012. After careful consideration at our last board meeting on March 14, 2013, it was decided that the program would be discontinued as it was not shown to be of any clear benefit to stockholders.

At the March meeting we also welcomed a new member to our board. We are pleased to announce that Mr. Jin Li has agreed to join us as a Director of the Fund. Professor Jin has joint appointments as Chair Professor and Co-Chairman of the Department of Finance at Guanghua School of Management in Peking University and Professor of Finance at Oxford University’s Said Business School. We expect that Prof. Jin’s extensive experience in and knowledge of the Chinese financial system will be of great benefit to the Fund.

As always, the board and I are grateful for your support and we endeavor to continue working with our service providers to deliver to your expectations.

Yours sincerely,

Joe O. Rogers

Chairman

THE CHINA FUND, INC.

INVESTMENT MANAGER’S STATEMENT (Unaudited)

REVIEW OF LISTED AND DIRECT INVESTMENTS

Review

Fear of a hard landing scenario and uncertainties surrounding the leadership transition in China played a role in the market sentiment of China and Hong Kong equity markets in the past two quarters. The Shanghai Composite was up 4.8% in US dollar terms for the six months to April 30, 2012 while the Hang Seng China Enterprise Index ended the period up 1.1% only in US dollar terms.

Performance

The Fund outperformed the benchmark over this period with the net asset value up 11.3%, while the MSCI Golden Dragons Index returned 7.4%.

In the fourth quarter of 2012, the China and Hong Kong equity markets performed strongly on the back of continued fund inflows and the sharp rally of the China onshore equity market. Led by the recovery of the housing market, dissipating effects from destocking, and accelerated infrastructure project approvals by the Chinese government since the third quarter in 2012, the Chinese economy showed some early signs of stabilization. Political and policy overhangs were removed to a certain extent by the smooth leadership transition and subsequent unveiling of policy objectives. However, in the first quarter of 2013, the China and Hong Kong equity markets consolidated after the strong performance in the fourth quarter of 2012. The market pulled back on concerns over policy tightening in China and, in particular, tightening of the property market in China and Hong Kong. On the macroeconomic front, China data continued to show signs of recovery, albeit at a moderate rate. As the market has generally built in expectations that reform measures will be initiated by the new leaders in China, the lack of news flow on reform initiatives triggered some short-term selling. Corporate earnings results were disappointing but disappointment was already, mostly, discounted by the markets.

The Taiwan market was one of the worst performers among regional markets in the fourth quarter of 2012. In the domestic market, consumption sentiment and retail sales growth remained weak in the fourth quarter. On the other hand, the export sector showed some improvement in the last quarter of 2012. Going into 2013, the Taiwan market saw mixed performance during the first quarter and ended the three months almost flat, as measured by MSCI Taiwan Index in US dollar terms. Taiwan’s import and export growth surged in January, before dropping sharply in February, reflecting the continued external uncertainties on the backdrop of China recovery and European debt crisis. The equity market was also weighed down by weakening of tech momentum globally.

Outlook

After a period of consolidation, the market appears oversold and we feel we should see some share price recovery in the short-term. In the absence of news flow relating to reform initiatives in China, we believe the China equity market will remain in a trading range.

THE CHINA FUND, INC.

INVESTMENT MANAGER’S STATEMENT (continued) (Unaudited)

REVIEW OF LISTED AND DIRECT INVESTMENTS

For the Taiwan market, as first quarter GDP came in way below expectations, we continue to be cautious on macro risks. We will focus on selective opportunities in the sectors which can benefit from rising 3G penetration in emerging markets and the increasing popularity of low-end smartphones.

THE CHINA FUND, INC.

ABOUT THE PORTFOLIO MANAGER (Unaudited)

Listed and Direct Investment Managers

The Fund’s investment in both listed and direct investment portfolios is managed by RCM Asia Pacific Limited (“RCM”). RCM is part of a global investment organization consisting of separate affiliated entities, owned by Allianz SE, that are located in key financial centers including Frankfurt, Hong Kong, London, San Francisco, Sydney, and Tokyo.

Ms. Christina Chung serves as the portfolio manager for the Fund’s portfolio of listed and direct securities. She joined the Group in 1998 and has been a managing director since January 2010. She heads the Greater China Team and is the lead manager of the Hong Kong, China, China A-shares and Greater China equity mandates. The Hong Kong and China Funds that she manages have won industry recognition and awards for consistent, strong performance. She has 23 years’ experience in managing Asian regional and single country portfolios for both institutional and retail accounts.

Before joining the Group, she was a senior portfolio manager with Royal Bank of Canada Investment Management. Prior to that, she was a portfolio manager with Search International and an economist with HSBC Asset Management. Christina was educated in Canada. She attained a Bachelor of Administration from Brock University, followed by an M.A. in Economics from the University of Alberta. She became a Certified Management Accountant in 1992 and qualified as a chartered financial analyst, AIMR, in 1995.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

April 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS
CHINA — “A” SHARES
IT Services — (6.2%)
HAND Enterprise Solutions Co., Ltd.#	6,369,715		$22,864,849

TOTAL CHINA — “A” SHARES — (Cost $1,793,494)		6.2%	22,864,849

HONG KONG
Commercial Services & Supplies — (5.9%)
China Everbright International, Ltd.†(2)	26,730,000		20,665,795
Fook Woo Group Holdings, Ltd.*#(1)(2)	25,314,000		1,118,811

			21,784,606

Communications Equipment — (1.0%)
Comba Telecom Systems Holdings, Ltd.(2)	10,958,500		3,741,958

Diversified Financial Services — (1.4%)
Hong Kong Exchanges and Clearing, Ltd.	306,500		5,153,982

Electronic Equipment & Instruments — (2.5%)
Digital China Holdings, Ltd.†(2)	7,256,000		9,144,038

Gas Utilities — (3.4%)
Enn Energy Holdings, Ltd.	2,204,000		12,765,658

Health Care Equipment & Supplies — (1.1%)
Golden Meditech Holdings, Ltd.#	35,040,000		4,108,728

Hotels, Restaurants & Leisure — (0.0%)
FU JI Food and Catering Services Holdings Ltd.*^#(1)	5,462,000		—

Industrial Conglomerates — (1.1%)
Hutchison Whampoa, Ltd.	366,000		3,968,598

Internet Software & Services — (2.4%)
Tencent Holdings, Ltd.	262,100		8,983,603

Metals & Mining — (1.2%)
Tiangong International Co., Ltd.	16,080,000		4,537,661

Oil, Gas & Consumable Fuels — (3.5%)
CNOOC, Ltd.	4,228,000		7,866,908
Kunlun Energy Co., Ltd.	2,666,000		5,228,495

			13,095,403

Personal Products — (2.1%)
Hengan International Group Co., Ltd.	375,500		3,890,164
Natural Beauty Bio-Technology, Ltd.#	47,710,000		3,873,039

			7,763,203

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

April 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
HONG KONG (continued)
Pharmaceuticals — (3.1%)
China Medical System Holdings, Ltd.	11,669,300		$11,442,775

Real Estate Management & Development — (7.5%)
China Resources Land, Ltd.(2)	3,168,000		9,572,600
Sun Hung Kai Properties, Ltd.(2)	1,269,000		18,362,985

			27,935,585

Specialty Retail — (1.0%)
Zhongsheng Group Holdings, Ltd.(2)	2,662,000		3,663,374

Transportation Infrastructure — (1.1%)
Shenzhen International Holdings, Ltd.(2)	31,992,500		4,163,624

Wireless Telecommunication Services — (3.3%)
China Mobile, Ltd.	1,103,500		12,086,294

TOTAL HONG KONG — (Cost $133,994,523)		41.6%	154,339,090

HONG KONG — “H” SHARES
Automobiles — (2.2%)
Qingling Motors Co., Ltd.#†	28,960,000		8,172,305

Commercial Banks — (8.1%)
Agricultural Bank of China, Ltd.(2)	5,238,000		2,510,790
Bank of China, Ltd.	13,762,000		6,437,097
Industrial & Commercial Bank of China	29,829,000		20,986,172

			29,934,059

Health Care Providers & Services — (1.0%)
Sinopharm Group Co., Ltd.(2)	1,212,000		3,599,776

Machinery — (1.7%)
CSR Corp., Ltd.(2)	9,930,000		6,512,818

TOTAL HONG KONG — “H” SHARES — (Cost $48,812,627)		13.0%	48,218,958

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $182,807,150)		54.6%	202,558,048

TAIWAN
Computers & Peripherals — (1.7%)
Advantech Co., Ltd.	1,284,000		6,134,589

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

April 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
TAIWAN (continued)
Electronic Equipment & Instruments — (3.7%)
Delta Electronics, Inc.	1,615,000		$7,743,376
Tong Hsing Electronic Industries, Ltd.	1,380,000		6,078,883

			13,822,259

Food Products — (1.2%)
Uni-President Enterprises Corp.	2,267,508		4,464,022

	Face Amount
Insurance — (1.7%)
Taiwan Life Insurance Co., Ltd., 4.0%, 12/28/14#@	TWD200,000,000		6,283,782

	Shares
Leisure Equipment & Products — (1.1%)
Merida Industry Co., Ltd.	679,000		4,141,366

Multiline Retail — (2.2%)
Taiwan FamilyMart Co., Ltd.#	1,741,652		8,232,599

Real Estate Management & Development — (2.3%)
Ruentex Development Co., Ltd.	4,416,301		8,649,437

Semiconductors & Semiconductor Equipment — (9.9%)
Hermes Microvision Inc.	240,000		7,278,395
MediaTek Inc.	559,000		6,818,921
Taiwan Semiconductor Manufacturing Co., Ltd.	6,084,000		22,573,801

			36,671,117

TOTAL TAIWAN — (Cost $59,240,072)		23.8%	88,399,171

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS — (Cost $243,840,716)		84.6%	313,822,068

EQUITY-LINKED SECURITIES
Beverages — (1.3%)
Kweichow Moutai Co., Ltd. Access Product (expiration 10/26/15) 144A,*(3)	171,159		4,787,163

Household Durables — (2.3%)
Gree Electric Appliances, Inc. Access Product (expiration 01/17/14) 144A,*(4)	1,838,546		7,685,122
Gree Electric Appliances, Inc. Access Product (expiration 10/14/13) 144A,*(3)	212,549		888,455

			8,573,577

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

April 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
EQUITY-LINKED SECURITIES (continued)
Insurance — (2.8%)
Ping An Insurance (Group) Company of China, Ltd. Access Product (expiration 01/17/14) 144A,*(4)	209,900		$1,343,150
Ping An Insurance (Group) Company of China, Ltd. Access Product (expiration 06/30/15) 144A,*(3)	1,418,047		9,074,792

			10,417,942

Machinery — (1.0%)
Zhengzhou Yutong Bus Co., Ltd. Access Product (expiration 01/20/15) 144A,*(4)	825,469		3,658,479

TOTAL EQUITY-LINKED SECURITIES — (Cost $27,743,154)		7.4%	27,437,161

DIRECT INVESTMENTS(5)
Food Products — (0.0%)
Zong Su Foods (acquired 09/21/10)*^#(1)(6)	2,677		—

	Face Amount
Health Care Providers & Services — (3.0%)
Golden Meditech Holdings, Ltd. (acquired 11/16/12) 15.0%, 05/16/13#(1)	HKD58,222,500		5,550,872
Golden Meditech Holdings, Ltd. (acquired 11/16/12) 15.0%, 11/16/13#(1)	HKD58,222,500		5,550,872

			11,101,744

TOTAL DIRECT INVESTMENTS — (Cost $26,114,452)		3.0%	11,101,744

	Shares
COLLATERAL FOR SECURITIES ON LOAN
State Street Navigator Securities Lending Prime Portfolio	13,707,212		13,707,212

TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $13,707,212)		3.7%	13,707,212

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

April 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Face Amount		Value (Note A)
SHORT TERM INVESTMENTS
Repurchase Agreement with State Street Bank and Trust, 0.01%, 05/01/13(7)	$2,914,000		$2,914,000

TOTAL SHORT TERM INVESTMENTS — (Cost $2,914,000)		0.8%	2,914,000

TOTAL INVESTMENTS — (Cost $314,319,534)		99.5%	368,982,185

OTHER ASSETS AND LIABILITIES		0.5%	1,684,526

NET ASSETS		100.0%	$370,666,711

Notes to Schedule of Investments

*	Denotes non-income producing security.

^	Security is deemed worthless.

#	Illiquid security.

†	Affiliated issuer (see Note G).

@	The bond contains a feature or option to be converted into common stock.

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

(2)	A portion or all of the security was held on loan. As of April 30, 2013, the market value of the securities loaned was $83,056,569.

(3)	Equity linked securities issued by Credit Lyonnais (CLSA).

(4)	Equity linked securities issued by Citigroup Global Markets Holdings.

(5)	Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore initially valued in good faith by the Board of Directors at fair market value. The securities continue to be valued in good faith by the Board of Directors at fair market value as of April 30, 2013.

(6)	The security contains a put option which allows the Fund to sell the investment for a value at least equal to the purchase price under certain circumstances.

(7)	Repurchase agreement, dated 4/30/13, due 5/1/13 with repurchase proceeds of $2,914,001 is collateralized by US Treasury Notes 0.875% due 02/28/17 with a market value of $2,976,188.

144A Securities restricted for resale to Qualified Institutional Buyers in the United States or to non-US persons. At April 30, 2013, these restricted securities amounted to $27,437,161, which represented 7.40% of total net assets.

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2013 (Unaudited)

ASSETS
Investments in securities, at value (cost $280,211,785) (including securities on loan, at value, $31,766,045) (Note A)	$331,000,047
Investments in affiliated investments, at value (cost $34,107,749 ) (Notes A and G)	37,982,138

Total Investments	368,982,185
Cash	155
Foreign currency, at value (cost $14,614,789)	15,024,830
Receivable for investments sold	4,466,480
Receivable for securities lending income	42,046
Dividends and interest receivable	1,264,568
Prepaid expenses	8,856

TOTAL ASSETS	389,789,120

LIABILITIES
Payable for investments purchased	4,612,415
Payable upon return of collateral for securities on loan	13,707,212
Investment management fee payable (Note B)	332,866
Administration and custodian fees payable (Note B)	365,301
Chief Compliance Officer fees payable	10,462
Trustees fees payable (Note B)	1,800
Accrued expenses and other liabilities	92,353

TOTAL LIABILITIES	19,122,409

TOTAL NET ASSETS	$370,666,711

COMPOSITION OF NET ASSETS:
Par value (Note C)	156,820
Paid in capital in excess of par	291,728,538
Accumulated net investment loss	(489,581)
Accumulated net realized gain on investments and foreign currency transactions	24,198,274
Net unrealized appreciation on investments and foreign currency transactions	55,072,660

TOTAL NET ASSETS	$370,666,711

NET ASSET VALUE PER SHARE
($370,666,711/15,682,029 shares of common stock outstanding)	$23.64

See notes to financial statements.

THE CHINA FUND, INC.

STATEMENT OF OPERATIONS

Period Ended April 30, 2013 (Unaudited)

INVESTMENT INCOME:
Interest income — (including interest of $1,032,729 from non-controlled affiliates) (Note G)	$1,165,688
Dividend income — (net of tax withheld of $5,238) (Note G)	745,959
Securities lending income	246,281

TOTAL INVESTMENT INCOME	2,157,928

EXPENSES
Investment Management fees (Note B)	1,344,644
Custodian fees (Note B)	380,204
Administration fees (Note B)	201,450
Directors’ fees and expenses (Note B)	231,880
Stock dividend tax expense	249
Legal fees	124,121
Printing and postage	43,588
Shareholder service fees	106,255
Insurance	73,200
Audit and tax service fees	42,151
Stock exchange listing fee	10,668
Transfer agent fees	21,479
Chief Compliance Officer fee	29,431
Miscellaneous expenses	36,876

TOTAL EXPENSES	2,646,196

NET INVESTMENT LOSS	(488,268)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on investments	12,104,534
Net realized gain on non-controlled affiliate transactions (Note G)	12,121,249
Net realized loss on foreign currency transactions	(27,023)

24,198,760

Net change in unrealized appreciation/(depreciation) on investments	13,242,529
Net change in unrealized appreciation/(depreciation) on foreign currency transactions	147,137

13,389,666

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	37,588,426

NET INCREASE IN NET ASSETS FROM OPERATIONS	$37,100,158

See notes to financial statements.

THE CHINA FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(Unaudited)
INCREASE/DECREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(488,268)	$5,834,802
Net realized gain on investments and foreign currency transactions	24,198,760	47,847,471
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	13,389,666	(98,273,674)

Net increase/(decrease) in net assets from operations	37,100,158	(44,591,401)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,533,326)	(3,969,199)
Net realized gains	(46,274,085)	(64,294,073)

Total dividends and distributions to shareholders	(51,807,411)	(68,263,272)

CAPITAL SHARE TRANSACTIONS:
Cost of shares tendered	—	(130,920,792)
Cost of shares repurchased (Note D)	(10,719,839)	(20,574,646)

Net decrease in net assets from capital share transactions	(10,719,839)	(151,495,438)

NET DECREASE IN NET ASSETS	(25,427,092)	(264,350,111)

NET ASSETS:
Beginning of period	396,093,803	660,443,914

End of period	$370,666,711	$396,093,803

(Accumulated net investment loss) undistributed net investment income, end of year	$(489,581)	$5,532,013

See notes to financial statements.

THE CHINA FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding for the periods indicated

	Six Months Ended April 30, 2013(1)		Year Ended October 31,
			2012(1)(2)	2011(1)		2010(1)	2009(1)	2008
	(Unaudited)
Per Share Operation Performance
Net asset value, beginning of period	$24.50		$28.99	$34.46		$27.24	$21.72	$60.50

Net investment income/(loss)*	(0.03)		0.28	0.27		0.21	0.29	0.49
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.42		(1.95)	(3.83)		7.27	11.24	(25.66)

Total from investment operations	2.39		(1.67)	(3.56)		7.48	11.53	(25.17)

Less dividends and distributions:
Dividends from net investment income	(0.35)		(0.17)	(0.37)		(0.26)	(0.48)	(0.28)
Distributions from net realized gains	(2.90)		(2.82)	(1.90)		—	(5.34)	(11.84)

Total dividends and distributions	(3.25)		(2.99)	(2.27)		(0.26)	(5.82)	(12.12)

Net increase from payment by affiliate	—		—	0.36		—	—	—
Capital Share Transactions:
Accretion (Dilution) to net asset value, resulting from share repurchase program, tender offer or issuance of shares in stock dividend	—		0.17	—		—	(0.19)	(1.49)

Net asset value, end of period	$23.64		$24.50	$28.99		$34.46	$27.24	$21.72

Market price, end of period	$21.07		$21.85	$25.88		$33.45	$25.25	$19.87

Total Investment Return (Based on Market Price)	11.28	%(3)	(3.02)%	(16.96	)%(5)	33.70%	73.37%	(48.06)%

Ratios and Supplemental Data
Net assets, end of period (000’s)	$370,667		$396,094	$660,444		$785,002	$620,467	$394,357
Ratio of net expenses to average net assets	1.41	%(4)	1.41%	1.01	%(6)	1.14%	1.44%	1.20	%(7)
Ratio of gross expenses to average net assets	1.41	%(4)	1.41%	1.11%		1.14%	1.44%	1.23%
Ratio of net investment income (loss) to average net assets	(0.26	)%(4)	1.12%	0.82%		0.67%	1.36%	1.28%
Portfolio turnover rate	24	%(3)	78%	20%		29%	34%	49%

*	Per share amounts have been calculated using the average share method.

(1)

The Fund was audited by Ernst & Young LLP for the year ended October 31, 2011, 2010 and 2009. The previous periods were audited by another independent registered public accounting firm. Tait, Weller & Baker, LLP has been selected as the Fund’s independent registered public accounting firm for the fiscal years ending October 31, 2013 and 2012.

(2)	The Fund’s investment management arrangements changed as of November 2011 and February 2012.

(3)	Not Annualized

(4)	Annualized

(5)	The total return on net asset value for the year ended October 31, 2011 was -9.71%. Without the indemnity payment the Fund received, the Fund’s total return on net asset value would have been -10.83%.

(6)	Net of management fee reimbursements. See Note B.

(7)	The Fund had earnings credits for overnight cash balances that reduced expenses.

See notes to financial statements.

THE CHINA FUND, INC.

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2013 (Unaudited)

NOTE A — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The China Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on April 28, 1992, and is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is long-term capital appreciation which it seeks to achieve by investing primarily in equity securities (i) of companies for which the principal securities trading market is the People’s Republic of China (“China”), (ii) of companies for which the principal securities trading market is outside of China, or constituting direct equity investments in companies organized outside of China, that in both cases derive at least 50% of their revenues from goods and services sold or produced, or have at least 50% of their assets, in China and (iii) constituting direct equity investments in companies organized in China. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Use of estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from these estimates. The significant estimates made as of, and for the six months ended April 30, 2013, relate to Direct Investments.

Security valuation:    Portfolio securities listed on recognized United States or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available are valued at fair value in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments are valued at fair value as determined by or at the direction of the Board of Directors based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities are valued at fair value primarily based on the value(s) of the underlying security (or securities), which normally follows the same methodology as the valuation of securities listed on recognized exchanges.

Factors used in determining value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager or Direct Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

NOTES TO FINANCIAL STATEMENTS (continued) (Unaudited)

Repurchase Agreements:    In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Securities Lending:    The Fund may lend up to 33 1/3% of the Fund’s total assets held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified brokers, except those securities which the Fund or the Investment Manager specifically identifies as not being available. By lending its investment securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned. Upon entering into a securities lending transaction, the Fund receives cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, 102% of the current market value of the loaned securities with respect to U.S. securities and 105% of the current market value of the loaned securities with respect to foreign securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Fund.

As of April 30, 2013, the Fund had loaned securities which were collateralized by cash and short term investments. The value of the securities on loan and the value of the related collateral were as follows:

Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral
$31,766,045	$13,707,212	$20,510,536	$34,217,748

*	Fund cannot repledge or dispose of this collateral, nor does the Fund earn any income or receive dividends with respect to this collateral.

Foreign currency translations:    The records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included in realized and unrealized gain or loss on investments. Net unrealized foreign currency gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

NOTES TO FINANCIAL STATEMENTS (continued) (Unaudited)

Forward Foreign Currency Contracts:    The Fund may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risks. A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The U.S. dollar value of forward currency contracts is determined using forward exchange rates provided by quotation services. Daily fluctuations in the value of such contracts are recorded as unrealized gain or loss on the Statement of Assets and Liabilities. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Such gain or loss is disclosed in the realized and unrealized gain or loss on foreign currency in the Fund’s accompanying Statement of Operations. At April 30, 2013, the Fund did not hold open forward foreign currency contracts.

Option Contracts:    The Fund may purchase and write (sell) call options and put options provided the transactions are for hedging purposes and the initial margin and premiums do not exceed 5% of total assets. Option contracts are valued daily and unrealized gains or losses are recorded on the Statement of Assets and Liabilities based upon the last sales price on the principal exchange on which the options are traded. The Fund will realize a gain or loss upon the expiration or closing of the option contract. Such gain or loss is disclosed in the realized and unrealized gain or loss on options in the Fund’s accompanying Statement of Operations. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counter parties to meet the terms of the contract. At the end of the period, the Fund did not hold any open option contracts.

Equity-Linked Securities:    The Fund may invest in equity-linked securities such as linked participation notes, equity swaps and zero-strike options and securities warrants. Equity-linked securities currently held by the Fund, are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. Equity-linked securities may be used by the Fund to gain exposure to countries that place restrictions on investments by foreigners. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. In addition, the Fund bears the risk that the issuer of any equity-linked securities may default on its obligation under the terms of the arrangement with the counterparty. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, derivative instruments. In addition, equity-linked securities may be considered illiquid.

NOTES TO FINANCIAL STATEMENTS (continued) (Unaudited)

At April 30, 2013, the Fund held equity-linked securities, in the form of warrants issued by Credit Lyonnais and Citigroup Global Markets Holdings, the issuers. Under the terms of the agreements, each warrant entitles the Fund to receive from the issuers an amount in U.S. dollars linked to the performance of specific equity shares. Under these agreements, the Fund has agreed to pay or provide reimbursement for any taxes imposed on the A Share investments underlying the equity-linked securities. Non-resident corporate investors in China, such as the issuer of the equity-linked securities, are subject to a statutory 10% withholding tax on both dividend and interest income sourced from China, absent an applicable tax treaty; however to date China has not implemented procedures to collect the tax. There can be no assurance that in the future China will not implement such procedures and also subject capital gains to taxation. If China does implement such procedures the Fund may be required to pay or reimburse for any taxes that the issuers of the equity-linked securities became subject to under those procedures.

Direct Investments:    The Fund may invest up to 25% of the net proceeds from its offering of its outstanding common stock in direct investments; however, the Board of Directors of the Fund has suspended additional investments in direct investments. Direct investments are generally restricted and do not have a readily available resale market. Because of the absence of any public trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Fund. Issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protections requirements applicable to publicly traded securities. The value of these securities at April 30, 2013 was $11,101,744 or 3.0% of the Fund’s net assets. The table below details the acquisition date, cost, and value of the Fund’s direct investments as determined by the Board of Directors of the Fund. The Fund does not have the right to demand that such securities be registered.

Security	Acquisition Date(s)	Cost	Value
Golden Meditech, Holdings, Ltd.	11/16/2012†	$11,114,418	$11,101,744
Zong Su Foods	09/21/2010	15,000,034	—

		$26,114,452	$11,101,744

†	The Fund made a direct investment in China Bright in August 2010. This investment included a put option, which the Fund exercised. The acquisition date reflects the date on which Golden Meditech Holdings, Ltd., the primary shareholder of China Bright paid the first installment of the put price and agreed to pay the balance in two additional installments.

Indemnification Obligations:    Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

Security transactions and investment income:    Security transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the

NOTES TO FINANCIAL STATEMENTS (continued) (Unaudited)

ex-dividend date, or, in the case of dividend income on foreign securities, on the ex-dividend date or when the Fund becomes aware of its declaration. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both financial reporting and federal income tax purposes.

Dividend and interest income generated in Taiwan is subject to a 20% withholding tax. Stock dividends received are taxable at 20% of the par value of the stock dividends received. The Fund records the taxes paid on stock dividends as an operating expense.

Dividends and distributions:    The Fund intends to distribute to its shareholders, at least annually, substantially all of its net investment income and any net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. The Board of Directors has determined that if the Fund makes any distributions of capital gains realized during the fiscal year ended October 31, 2013, that distribution will be paid in cash, except with respect to stockholders that have elected to participate in the Fund’s dividend reinvestment program.

Federal Taxes:    It is the Fund’s policy to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended (“Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended April 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. For the previous three years the Fund remains subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Maryland. The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

At April 30, 2013, the cost of investments for federal income tax purposes was $314,319,534. Gross unrealized appreciation of investments was $95,358,105 while gross unrealized depreciation of investments was $40,695,454, resulting in net unrealized appreciation/depreciation of investments of $54,662,651.

NOTE B — ADVISORY FEE AND OTHER TRANSACTIONS

RCM Asia Pacific Limited (“RCM”) is the Investment Manager for the Fund’s listed assets (the “Listed Assets”). RCM receives a fee, computed weekly and payable monthly, at the following annual rates: 0.70% of the first US$315 million of the Fund’s average weekly net assets invested in Listed Assets; and 0.50% of the Fund’s average weekly net assets invested in Listed Assets in excess of US$315 million. RCM is the Investment Manager for the Fund’s direct investments. RCM receives a fee computed weekly and payable monthly, at an annual rate of 1.50% of the average weekly value of the Fund’s assets invested in direct investments.

NOTES TO FINANCIAL STATEMENTS (continued) (Unaudited)

No director, officer or employee of the Investment Manager or Direct Investment Manager or any affiliates of those entities will receive any compensation from the Fund for serving as an officer or director of the Fund. The Fund pays the Chairman of the Board and each of the directors (who is not a director, officer or employee of the Investment Manager or Direct Investment Manager or any affiliate thereof) an annual fee of $35,000 and $20,000 respectively, plus $3,000 for each Board of Directors’ meeting or Audit and Nominating Committee meeting attended, $3,000 for each telephonic meeting attended and $3,000 for each Valuation Committee teleconference. In addition, the Fund will reimburse each of the directors for travel and out-of-pocket expenses incurred in connection with attending Board of Directors’ meetings.

State Street provides, or arranges for the provision of certain administrative services for the Fund, including preparing certain reports and other documents required by federal and/or state laws and regulations. The Fund pays State Street a fee that is calculated daily and paid monthly at an annual rate based on aggregate average daily assets of the Fund. The Fund also pays State Street an annual fee for certain legal administration services, including corporate secretarial services and preparing regulatory filings.

The Fund has also contracted with State Street to provide custody and fund accounting services to the Fund. For these services, the Fund pays State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

NOTE C — FUND SHARES

At April 30, 2013, there were 100,000,000 shares of $0.01 par value common stock authorized, of which 15,682,029 were issued and outstanding.

For the six months ended April 30, 2013, the Fund repurchased 487,070 shares of its common stock, valued at $10,719,839 under the Fund’s discount management program.

For Six Months Ended April 30, 2013
Shares outstanding at beginning of period	16,169,099
Shares repurchased	(487,070)
Shares outstanding at end of period	15,682,029

NOTE D — DISCOUNT MANAGEMENT PROGRAM

On March 15, 2013, the Fund announced that the Board voted to discontinue the operation of the Fund’s Discount Management Program (the “Program”) effective at the close of business on March 15, 2013. Prior to March 16, 2013, under the Program, the Fund repurchased its common shares in the open market on any day that the Fund’s shares were trading at a discount of 8% or more from net asset value the prior day and there was a daily average discount of 8% or more from net asset value over the five-day period ending the prior day. On each day that shares were repurchased, the Fund repurchased its shares to the maximum extent permitted by law unless the Fund’s Investment Manager determined that such a repurchase would be detrimental to the Fund and its shareholders. On each day that shares were repurchased, in addition to the limits set forth above, the Fund repurchased shares only at

NOTES TO FINANCIAL STATEMENTS (continued) (Unaudited)

such times that the market price represented a discount of 8% or more from the Fund’s closing net asset value on the prior day. Under the program, the Fund was authorized to repurchase in each twelve month period ended October 31 up to 10% of its common shares outstanding as of October 31 of the prior year.

During the six months ended April 30, 2013, the Fund repurchased 487,070 of its shares at an average price of $22.01 per share (including brokerage commissions) at a weighted average discount of 8.62%. These repurchases had a total of cost of $10,719,839.

NOTE E — INVESTMENT TRANSACTIONS

For the six months ended April 30, 2013, the Fund’s cost of purchases and proceeds from sales of investment securities, other than short-term securities, were $ 82,517,937 and $156,524,468, respectively.

NOTE F — INVESTMENTS IN CHINA

The Fund’s investments in Chinese companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of Chinese companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized Chinese companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

NOTE G — INVESTMENTS IN NON-CONTROLLED AFFILIATES*:

Name of Issuer	Shares/Par Held October 31, 2012	Gross Purchases and Additions	Gross Sales and Reductions	Shares/Par Held April 30, 2013	Value April 30, 2013	Income from Non-Controlled Affiliates	Sale of Shares as of April 30, 2013
CDW Holding, Ltd.(1)	28,454,000	—	28,454,000	—	$—	$—	$1,569,757
China Bright(1)	14,665,617	—	14,665,617	—	—	—	11,166,654
China Everbright International, Ltd.	26,730,000	—	—	26,730,000	20,665,795	—	—
Digital China Holdings, Ltd.	9,603,000	—	2,347,000	7,256,000	9,144,038	—	(615,162)
Qingling Motors Co., Ltd.	24,836,000	4,124,000	—	28,960,000	8,172,305	—	—

	104,288,617	4,124,000	45,466,617	62,946,000	$37,982,138	$—	$12,121,249

*	Affiliated issuers, as defined in the 1940 Act as amended, include issuers in which the Fund held 5% or more of the outstanding voting securities.

(1)	Not affiliated as of April 30, 2013.

NOTES TO FINANCIAL STATEMENTS (continued) (Unaudited)

NOTE H — FAIR VALUE MEASUREMENT

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 — Inputs that are unobservable.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description	Level 1	Level 2	Level 3		Total

COMMON STOCK AND OTHER EQUITY INTERESTS
Automobiles	$8,172,305	$—	$—		$8,172,305
Commercial Banks	29,934,059	—	—		29,934,059
Commercial Services & Supplies	20,665,795	—	1,118,811		21,784,606
Communications Equipment	3,741,958	—	—		3,741,958
Computers & Peripherals	6,134,589	—	—		6,134,589
Diversified Financial Services	5,153,982	—	—		5,153,982
Electronic Equipment & Instruments	22,966,297	—	—		22,966,297
Food Products	4,464,022	—	—		4,464,022
Gas Utilities	12,765,658	—	—		12,765,658
Health Care Equipment & Supplies	4,108,728	—	—		4,108,728
Health Care Providers & Services	3,599,776	—	—		3,599,776
Hotels, Restaurants & Leisure	—	—	—	^	—
IT Services	22,864,849	—	—		22,864,849
Industrial Conglomerates	3,968,598	—	—		3,968,598
Insurance	—	6,283,782	—		6,283,782
Internet Software & Services	8,983,603	—	—		8,983,603
Leisure Equipment & Products	4,141,366	—	—		4,141,366
Machinery	6,512,818	—	—		6,512,818
Metals & Mining	4,537,661	—	—		4,537,661
Multiline Retail	8,232,599	—	—		8,232,599
Oil, Gas & Consumable Fuels	13,095,403	—	—		13,095,403

NOTES TO FINANCIAL STATEMENTS (continued) (Unaudited)

Description	Level 1	Level 2	Level 3		Total

Personal Products	$7,763,203	$—	$—		$7,763,203
Pharmaceuticals	11,442,775	—	—		11,442,775
Real Estate Management & Development	36,585,022	—	—		36,585,022
Semiconductors & Semiconductor Equipment	36,671,117	—	—		36,671,117
Specialty Retail	3,663,374	—	—		3,663,374
Transportation Infrastructure	4,163,624	—	—		4,163,624
Wireless Telecommunication Services	12,086,294	—	—		12,086,294

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS	306,419,475	6,283,782	1,118,811		313,822,068

EQUITY-LINKED SECURITIES
Beverages	—	4,787,163	—		4,787,163
Household Durables	—	8,573,577	—		8,573,577
Insurance	—	10,417,942	—		10,417,942
Machinery	—	3,658,479	—		3,658,479

TOTAL EQUITY-LINKED SECURITIES	—	27,437,161	—		27,437,161

DIRECT INVESTMENTS
Food Products	—	—	—	^	—
Health Care Providers & Services	—	—	11,101,744		11,101,744

TOTAL DIRECT INVESTMENTS	—	—	11,101,744		11,101,744

COLLATERAL FOR SECURITIES ON LOAN	13,707,212	—	—		13,707,212
SHORT TERM INVESTMENTS
UNITED STATES	—	2,914,000	—		2,914,000

TOTAL INVESTMENTS	$320,126,687	$36,634,943	$12,220,555		$368,982,185

^	Security is deemed worthless.

The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. As of April 30, 2013, there were no transfers between Level 1, 2 or 3.

NOTES TO FINANCIAL STATEMENTS (continued) (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the fund during the year ended April 30, 2013:

Investments in Securities	Balance as of October 31, 2012		Purchases	Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in to Level 3	Transfers out of Level 3	Balance as of April 30, 2013		Change in Unrealized Appreciation (Depreciation) from Investments Held at April 30, 2013
COMMON STOCK AND OTHER EQUITY INTERESTS
Commercial Services & Supplies	$2,237,417		$—	$—	$—	$(1,118,606)	$—	$—	$1,118,811		$(1,118,606)
Hotels, Restaurants & Leisure	—	^	—	—	—	—	—	—	—	^	—

	2,237,417		—	—	—	(1,118,606)	—	—	1,118,811		(1,118,606)

DIRECT INVESTMENTS
Food Products	—	^	—	—	—	—	—	—	—	^	—
Health Care Providers & Services	25,868,089		16,671,627	(31,693,299)	11,166,654	(10,911,327)	—	—	11,101,744		(12,675)

	$28,105,506		$16,671,627	$(31,693,299)	$11,166,654	$(12,029,933)	$—	$—	$12,220,555		$(1,131,281)

^	Security is deemed worthless.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 for the fund during the year ended October 31, 2012:

Asset Category	Fair Value at April 30, 2013	Valuation Technique(s)	Unobservable Input	Range	Impact to Valuation from an Increase in Input
Common Stock
Commercial Services & Supplies	$1,118,811	Discount to last trade	Discount rate	75%	Decrease in value
Direct Investments
Health Care Providers & Services	$11,101,744	Manager valuation	Discount rate	50%	Decrease in value

	$12,220,555

NOTE I — DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund did not enter into any derivatives transactions or hedging activities for the six months ended April 30, 2013.

NOTE J — SUBSEQUENT EVENT

Management has evaluated the possibility of subsequent events through the date of the issuance of the Fund’s Financial Statements and determined that there were no material events that would require disclosure.

THE CHINA FUND, INC.

Other Information (Unaudited)

Results of Annual Stockholder Meeting held on March 14, 2013

1.) Election of Directors — The stockholders of the Fund elected Michael F. Holland and Li Jin as Class II directors each to serve for a term expiring on the date on which the annual meeting of stockholders is held in 2016.

	For	Withheld
Michael F. Holland	11,709,123	427,135
Li Jin	11,813,479	322,779

PRIVACY POLICY

Privacy Notice

The China Fund, Inc. collects nonpublic personal information about its stockholders from the following sources:

☐      Information it receives from stockholders on applications or other forms; and

☐      Information about stockholder transactions with the Fund.

The Fund’s policy is to not disclose nonpublic personal information about its shareholders to nonaffiliated third parties (other than disclosures permitted by law).

The Fund restricts access to nonpublic personal information about its stockholders to those agents of the Fund who need to know that information to provide products or services to stockholders. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard its stockholders’ nonpublic personal information.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that are used by the Fund’s investment advisers to vote proxies relating to the Fund’s portfolio securities is available (1) without charge, upon request, by calling 1-888-CHN-CALL (246-2255); and (2) as an exhibit to the Fund’s annual report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information regarding how the investment advisers vote these proxies is now available by calling the same number and on the Commission’s website. The Fund has filed its report on Form N-PX covering the Fund’s proxy voting record for the 12 month period ending June 30, 2012.

QUARTERLY PORTFOLIO OF INVESTMENTS

A Portfolio of Investments will be filed as of the end of the first and third quarter of each fiscal year on Form N-Q and will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. Form N-Q has been filed as of January 31, 2013 for the first quarter of this fiscal year and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the

THE CHINA FUND, INC.

Other Information (continued) (Unaudited)

Public Reference Room may be obtained by calling 1-800-SEC-0330. The quarterly Portfolio of Investments will be made available with out charge, upon request, by calling 1-888-246-2255.

CERTIFICATIONS

The Fund’s chief executive officer has certified to the New York Stock Exchange that, as of April 12, 2013, he was not aware of any violation by the Fund of applicable New York Stock Exchange corporate governance listing standards. The Fund also has included the certifications of the Fund’s chief executive officer and chief financial officer required by Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 in the Fund’s Form N-CSR filed with the Securities and Exchange Commission, for the period of this report.

DIVIDENDS AND DISTRIBUTIONS:

SUMMARY OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund will distribute to shareholders, at least annually, substantially all of its net investment income from dividends and interest earnings and expects to distribute any net realized capital gains annually. Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the “Plan”), adopted by the Fund, each shareholder will automatically be a participant (a “Participant”) in the Plan unless Computershare Trust Company, N.A., the Plan Agent, is otherwise instructed by the shareholder in writing, to have all distributions, net of any applicable U.S. withholding tax, paid in cash. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check in U.S. dollars mailed directly to the shareholder by Computershare Trust Company, N.A., as paying agent. Shareholders who do not wish to have distributions automatically reinvested should notify the Fund by contacting Computershare Trust Company, N.A. c/o The China Fund, Inc. at P.O. Box 43078, Providence, Rhode Island 02940-3078, by telephone at 1-800-426-5523 or via the Internet at www.computershare.com/investor.

The Plan will operate whenever a dividend or distribution is declared payable only in cash or in cash or shares of the Fund’s common stock, but it will not operate with respect to a dividend or distribution declared payable only in shares of the Fund’s common stock (including such a declaration that provides an option to receive cash).

Computershare Trust Company, N.A (“Computershare” or the “Plan Agent”) act as Plan Agent. If the Directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund’s Common Stock or in cash, non-participants in the Plan will receive cash and participants in the Plan will receive Common Stock. The shares of common stock issued by the Fund will be valued at net asset value or, if the net asset value is less than 95% of the market price on the valuation date, then shares will be valued at 95% of the market price. If the net asset value per share of the common stock on the valuation date exceeds the market price, participants will be issued shares at market price. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the exchange on which the Fund’s shares are then listed, the next preceding trading day. If the Fund should declare a dividend or capital gains distribution payable only in cash, the Plan Agent will, as purchasing agent for the participants, buy shares of common stock in the open market, on the New York Stock Exchange or elsewhere, with the cash in respect of such dividend or distribution, for the participant’s accounts on, or shortly after, the payment date.

Participants in the Plan have the option of making additional payments to the Plan Agent annually, in any amount from $100 to $3,000 for investment in the Fund’s Common Stock. The Plan Agent will use all funds received from participants (as well as any dividends and capital gains distributions received in cash) to purchase Fund shares in the open market on January 15 of each year or the next trading day if January 15th is not a trading day. Participants may make voluntary cash payments by sending a check (in U.S. dollars and drawn on a U.S. Bank) made payable to “Computershare” along with a completed transaction form which is attached to each statement a Participant receives. The Plan Agent will not accept cash, traveler’s checks, money orders or third party checks. Any voluntary cash payments received more than thirty-five days prior to such date will be returned by the Plan Agent, and interest will not be paid on any such amounts. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, participants should send in voluntary cash payments to be received by the Plan Agent approximately two days before January 15. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be

DIVIDENDS AND DISTRIBUTIONS:

SUMMARY OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (continued)

invested. In the event that a Participant’s check for a voluntary cash payment is returned unpaid for any reason, the Plan Agent will consider the request for investment of such funds null and void, and shall immediately remove from the Participant’s account those shares, if any, purchased upon the prior credit of such funds. The Plan Agent shall be entitled to sell shares to satisfy any uncollected amount plus any applicable fees. If the net proceeds of the sale of such shares are insufficient to satisfy the balance of such uncollected amounts, the Plan Agent shall be entitled to sell such additional shares from the Participant’s account as may be necessary to satisfy the uncollected balance.

The Plan Agent will confirm in writing, each trade for a Participant’s account and each share deposit or share transfer promptly after the account activity occurs. The statement will show the number of shares held, the number of shares for which dividends are being reinvested, any cash received for purchase of shares, the price per share for any purchases or sales, and any applicable fees for each transaction charged the Participant. In the event the only activity in a Participant’s account is the reinvestment of dividends, this activity will be confirmed in a statement on at least a quarterly basis. If the Fund pays an annual dividend and the only activity in a Participant’s account for the calendar year is the reinvestment of such dividend, the Participant will receive an annual statement. These statements are a Participant’s continuing record of the cost basis of purchases and should be retained for income tax purposes.

The Plan Agent will hold shares of common stock acquired pursuant to the Plan in non-certificated form in the name of the Participant for whom such shares are being held and each Participant’s proxy will include those shares of common stock held pursuant to the Plan. The Plan Agent will forward to each Participant any proxy solicitation material received by it. In the case of shareholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder as representing the total amount registered in the name of such Participants and held for the account of beneficial owners who participate in the Plan. Upon a Participant’s Internet, telephone or written request, the Plan Agent will deliver to her or him, without charge, a certificate or certificates representing all full shares of common stock held by the Plan Agent pursuant to the Plan for the benefit of such Participant.

Participants will not be charged a fee in connection with the reinvestment of dividends or capital gains distributions. The Plan Agent’s transaction fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. However, Participants will be charged a per share fee (currently $0.05) incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends or capital gains distributions and with purchases from voluntary cash payments made by the Participant. A $2.50 transaction fee and a per share fee of $0.15 will also be charged by the Plan Agent upon any request for sale. Per share fees include any brokerage commissions the Plan Agent is required to pay.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax which may be payable on such dividends and distributions. Participants will receive tax information annually for their personal records and to help them prepare their federal income tax return. For further information as to tax consequences of participation in the Plan, Participants should consult with their own tax advisors.

DIVIDENDS AND DISTRIBUTIONS:

SUMMARY OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (continued)

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to the Shareholders appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall de deemed to be accepted by the Participants unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of a Participant’s account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of a successor Plan Agent for the purposes of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for the Participants’ accounts, all dividends and distributions payable on the shares of common stock held in the Participants’ name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

Requests for copies of the Plan, which sets forth all of the terms of the Plan, and all correspondence concerning the Plan should be directed to Computershare Trust Company, N.A., the Plan Agent for The China Fund, Inc., in writing at P.O. Box 43078, Providence, Rhode Island, 02940-3078, by telephone at 1-800-426-5523 or via the Internet at www.computershare.com/investor.

Directors and Officers (Unaudited)

The following table provides information concerning each of the Directors of the Fund. The Board of Directors is comprised of Directors who are not interested persons of the Fund, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. The Directors are divided into three classes, designated as Class I, Class II and Class III. The Directors in each such class are elected for a term of three years to succeed the Directors whose term of office expires. Each Director shall hold office until the expiration of his term and until his successor shall have been elected and qualified.

Name (Age) and Address of Directors or Nominees for Director	Position(s) Held with Fund	Director Since (Term Ends)	Principal Occupation(s) or Employment During Past Five Years	Number of Funds in the Complex (1) Overseen by the Director or Nominee	Other Directorships/ Trusteeships in Publicly Held Companies
CLASS I
Joe O. Rogers (64) 2477 Foxwood Drive Chapel Hill, NC 27514	Chairman of the Board and Director	1992 (2015)	Principal, The Rogers International LLC (investment consultation), (July 2001-present); Visiting Professor Fudan University School of Management (August 2010-2011).	1	The Taiwan Fund, Inc. (1986-present)
James J. Lightburn (69) 13, Rue Alphonse de Neuville 75017 Paris, France	Director	1992 (2015)	Retired; Attorney, Nomos (law firm) (2004-2006); Attorney, member of Hughes Hubbard & Reed (law firm) (1993-2004)	1	Fromageries Bel S.A.

CLASS II
Michael F. Holland (68) 375 Park Avenue New York, New York 10152	Director	1992 (2017)	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	1	The Holland Balanced Fund, Inc.; Reaves Utility Income Fund; The Taiwan Fund, Inc.; State Street Master Funds and State Street Institutional Investment Trust; Blackstone GSO Floating Rate Fund, Inc.
Li Jin (43) 204 Moss Hill Rd Boston, MA 02130	Director	2013 (2017)	Professor, Oxford University (2012-present); Chair Professor, Peking University (2012-present); Assistant and Associate Professor, Harvard University (2001-2012).	1	None

Directors and Officers (continued) (Unaudited)

Name (Age) and Address of Directors or Nominees for Director	Position(s) Held with Fund	Director Since (Term Ends)	Principal Occupation(s) or Employment During Past Five Years	Number of Funds in the Complex (1) Overseen by the Director or Nominee	Other Directorships/ Trusteeships in Publicly Held Companies
CLASS III
William C. Kirby (62) Harvard University CGIS South Building 1730 Cambridge Street Cambridge, MA 02138	Director	2007 (2014)	Director, John K. Fairbank Center for Chinese Studies, Harvard University (2006-present); Chairman, Harvard China Fund (2006-present); Harvard University Distinguished Service Professor (2006-present); Dean of the Faculty of Arts and Sciences Harvard University (2002-2006).	1	The Taiwan Fund, Inc.; Cabot Corporation
Nigel S. Tulloch (67) 7 Circe Circle Dalkeith WA6009 Australia	Director	1992 (2014)	Director, The HSBC China Fund Limited (1992-2005).	1

(1)	The term “Fund Complex” means two or more registered investment companies that share the same investment adviser or principal underwriter or hold themselves out to investors as related companies for the purposes of investment and investor services.

Officers of the Fund

The following table provides information concerning each of the officers of the Fund.

Name (Age) and Address of Officers	Position(s) Held with Fund	Officer Since	Principal Occupation(s) or Employment During Past Five Years
Adam Phua (39) RCM Asia Pacific Limited 27th Floor, ICBC Tower 3 Garden Road, Central Hong Kong	President	February 2012	Head of International Business & Consultant Relations Asia Pacific, RCM Asia Pacific Limited (1999-present).
Patrick Keniston (48) Foreside Compliance Services, LLC Three Canal Plaza, Suite 100, Portland, ME 04101	Chief Compliance Officer	August 2011	Director, Foreside Compliance Services, LLC (October 2008-present); Counsel, Citi Fund Services (March 2005-October 2008).
Laura F. Dell (49) 4 Copley Place, Boston, MA 02116	Treasurer	December 2008	Vice President, State Street Bank and Trust Company (July 2007-present).
Tracie A. Coop (36) 4 Copley Place, Boston, MA 02116	Secretary	June 2010	Vice President and Senior Counsel, State Street Bank and Trust Company (October 2007-present).

Directors and Officers (continued) (Unaudited)

Name (Age) and Address of Officers	Position(s) Held with Fund	Officer Since	Principal Occupation(s) or Employment During Past Five Years
Caroline Connolly (37) 4 Copley Place Boston, MA 02116	Assistant Treasurer	January 2013	Assistant Vice President, State Street Bank and Trust Company (2007-present.
Chad C. Hallett (44) 4 Copley Place Boston, MA 02116	Assistant Treasurer	January 2013	Vice President, State Street Bank and Trust Company (2005-present).
Francine S. Hayes (46) 4 Copley Place, Boston, MA 02116	Assistant Secretary	June 2005	Vice President and Managing Counsel, State Street Bank and Trust Company (2004-present).

THE CHINA FUND, INC.

United States Address

The China Fund, Inc.

c/o State Street Bank and Trust Company

2 Avenue de Lafayette

P.O. Box 5049

Boston, MA 02206-5049

1-888-CHN-CALL (246-2255)

Directors and Officers

Joe O. Rogers, Chairman of the Board and Director

James J. Lightburn, Director

Michael F. Holland, Director

William Kirby, Director

Li Jin, Director

Nigel S. Tulloch, Director

Adam Phua, President

Patrick Keniston, Chief Compliance Officer of the Fund

Laura Dell, Treasurer

Tracie A. Coop, Secretary

Caroline Connolly, Assistant Treasurer

Chad C. Hallett, Assistant Treasurer

Francine Hayes, Assistant Secretary

Investment Manager

RCM Asia Pacific Limited

Shareholder Servicing Agent

AST Fund Solutions

Administrator, Accounting Agent and Custodian

State Street Bank and Trust Company

Transfer Agent, Dividend Paying Agent and Registrar

Computershare Trust Company, N.A.

Independent Registered Public Accounting Firm

Tait, Weller & Baker, LLP

Legal Counsel

Clifford Chance US LLP

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at prevailing market prices.

Item 2. Code of Ethics.

Not required for this filing.

Item 3. Audit Committee Financial Expert.

Not required for this filing.

Item 4. Principal Accountant Fees and Services.

Not required for this filing.

Item 5. Audit Committee of Listed Registrants.

Not required for this filing.

Item 6. Schedule of Investments.

a.	Schedule of Investments is included as part of Item 1 of the Form N-CSR.

b.	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not required for this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There have been no changes to the registrant’s portfolio managers since last reported in the registrant’s annual report dated October 31, 2012, and as filed in Form N-CSR on January 4, 2013 (SEC Accession No: 0001193125-13-003524).

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period*	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
11/1/12 – 11/30/12	223,664	$22.56	233,664	1,393,246
12/3/12	13,027	$22.73	13,027	1,380,219
2/25/13 – 3/15/13	250,379	$21.48	250,379	1,129,840

Total	487,070	$22.01	487,070	1,129,840

*	The Fund implemented a Discount Management Program (the “Program”) in June 2012. Under the Program, the Fund is authorized to repurchase in each twelve-month period ending October 31 up to 10% of its common shares outstanding as of October 31 of the prior year.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors during the period covered by this Form N-CSR filing.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3)	Not required for this filing.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.

By:	/s/ Adam Phua
Adam Phua
President of The China Fund, Inc.

Date:	July 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam Phua
Adam Phua
President of The China Fund, Inc.

Date:	July 3, 2013

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer of The China Fund, Inc.

Date:	July 3, 2013